Costs and expenses by nature: (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs and expenses by nature line item [Line Items]
Consideration for the concessions	$ 458,290	$ 406,733
Percentage on Gross Revenue of Concession			5.00%
Airplan [Member]
Costs and expenses by nature line item [Line Items]
Consideration for the concessions	312,244	$ 56,055
Percentage on Gross Revenue of Concession		19.00%
Aerostar [Member]
Costs and expenses by nature line item [Line Items]
Consideration for the concessions	$ 127,719	$ 5,957
Percentage on Gross Revenue of Concession		5.00%